Investments - Net Realized Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net realized gains (losses) related to sales and other:
Total net realized gains (losses)	$ 0.0	$ (0.2)	$ 0.1
Fixed maturity securities
Net realized gains (losses) related to sales and other:
Total net realized gains (losses)	0.0	(0.2)	0.0
Equity securities
Net realized gains (losses) related to sales and other:
Total net realized gains (losses)	$ 0.0	$ 0.0	$ 0.1